Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 100.0%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 4.28%(1)	5,083,840	5,083,840
	Total Short Term Investment Fund
	(Cost $5,083,840)	$5,083,840

	Total Investments – 100.0%
	(Cost $5,083,840)	$5,083,840
	Liabilities less Other Assets – (100.0%)	(5,083,840)
	NET ASSETS(2) – 0.0%	$0

(1)	7-day current yield as of February 28, 2023 is disclosed.
(2)	The last valuation date was February 28, 2023.
Percentages shown are based on Net Assets.
At February 28, 2023, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION	% OF INVESTMENTS
Cash Equivalents	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of February 28, 2023:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Short Term Investment Fund	$5,083,840	$—	$—	$5,083,840
Total Investments	$5,083,840	$—	$—	$5,083,840
0

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	February 28, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 100.0%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 4.28%(1)	6,723,409	6,723,409
	Total Short Term Investment Fund
	(Cost $6,723,409)	$6,723,409

	Total Investments – 100.0%
	(Cost $6,723,409)	$6,723,409
	Liabilities less Other Assets – (100.0%)	(6,723,409)
	NET ASSETS(2) – 0.0%	$0

(1)	7-day current yield as of February 28, 2023 is disclosed.
(2)	The last valuation date was February 28, 2023.
Percentages shown are based on Net Assets.
At February 28, 2023, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION	% OF INVESTMENTS
Cash Equivalents	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of February 28, 2023:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Short Term Investment Fund	$6,723,409	$—	$—	$6,723,409
Total Investments	$6,723,409	$—	$—	$6,723,409
1